Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

RBC Capital Markets, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Vesta Issuer 2024-3, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun Vesta 2024-3—Data Tape (2024.07.26).xlsx” provided by the Company on July 29, 2024, containing information on 21,281 solar assets (the “Solar Assets”) as of July 8, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Vesta Issuer 2024-3, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, PV designer report, PV plan set report, roof diagnostics solar site map, change order documentation, and/or lease agreement disclosure thereto provided by the Company for each Selected Asset (defined below). The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “PTO Screenshots” means extracts from Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid provided by the Company on July 30, 2024.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•

The term “FICO & ACH Support” means an electronic data file entitled “Sunrun Vesta 2024-3 ACH and Billing Method (2024.07.29) (clean).xlsx” provided by the Company on July 30, 2024, containing credit report scores and billing type information associated with each Selected Asset.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on August 9, 2024, and August 27, 2024.

•

The term “Cumulative Guaranteed Production Support” means an electronic data file entitled “Vesta 2024-3 AUP – Cumulative Guaranteed Production.xlsx” provided by the Company on August 26, 2024, containing cumulative guaranteed production schedules associated with Selected Asset #5, 36, 48, 49, 51 and 145.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Support, FICO & ACH Support, PBI Support and Cumulative Guaranteed Production Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Contract ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

2

Attribute	Provided Information

Panel Manufacturer	Solar Asset Contracts

Utility Company	Solar Asset Contracts, Instructions

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts, Instructions

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts

Battery Manufacturer	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Cumulative Guaranteed Production Support, Instructions

Cumulative Guaranteed Production kWh (Year 25)	Solar Asset Contracts, Cumulative Guaranteed Production Support, Instructions

ACH (Y/N)	FICO & ACH Support

Current FICO	FICO & ACH Support, Instructions

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

Actual & Estimated PTO Date	PTO Support, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 6, 2024

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Utility Company	For Selected Assets with a Data File value of “NV Energy South,” consider the attribute to be in agreement if the Solar Asset Contract value is “NV Energy.”

2.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Balanced or Generation (PPA Type) of “Generation.”

3.	$/kWh Rate Year 1 (Generation PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

4.	Annual Escalator (%)	For Selected Assets for which the annual escalator percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

5.	Performance Guarantee %	For Selected Assets with a Balanced or Generation (PPA Type) of “Generation” and Upfront Payment of $0 or for which the performance guarantee percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

6.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

7.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries in the Date File is 0.

8.	Cumulative Guaranteed Production kWh (Year 20)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 25.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

9.	Cumulative Guaranteed Production kWh (Year 25)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 20.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

10.	Current FICO	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid.”

11.	PBI Rate ($/kWh)

For Selected Assets with a State of “NJ” in the Data File for which PBI exists and which are part of the:

i) Transition Renewable Energy Certificates (TRECs) Program, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/program-updates-and-background-information/solar-
transition-frequently-asked-questions

ii) Administratively Determined Incentive (ADI) Program, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/programs/susi-program/adi-program

Round PBI Support value to 3 decimal places.

Do not perform this procedure for Selected Assets with a PBI Rate of $0.

A-1

Number	Attribute	Instructions

12.	PBI Term (Years)	Do not perform this procedure for Selected Assets with a PBI Rate of $0.

13.	Actual & Estimated PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Data File value.

14.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

15.	Remaining Term of Contract (Months)

Recompute as the difference between Customer Agreement Term (Years) and Seasoning (Months). Recompute Seasoning (Months) as the difference between the Actual & Estimated PTO Date and July 8, 2024.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	3000305***	41	3001710***	81	3000684***
2	3000528***	42	3001600***	82	3000920***
3	3000292***	43	3001732***	83	3000988***
4	3002009***	44	3000562***	84	3000978***
5	3001996***	45	3001748***	85	3001004***
6	3001644***	46	3000655***	86	3001456***
7	3001091***	47	3001129***	87	3001768***
8	3001239***	48	3001597***	88	3001547***
9	3001151***	49	3001764***	89	3001615***
10	1445381***	50	3001489***	90	3001185***
11	1854618***	51	3001618***	91	3001723***
12	3000845***	52	3001298***	92	3000883***
13	3001244***	53	3001256***	93	3001784***
14	3000770***	54	3001385***	94	1878108***
15	3000726***	55	3001404***	95	3000915***
16	3001230***	56	3001348***	96	3000680***
17	3000736***	57	3000910***	97	3000871***
18	3001220***	58	3001408***	98	3000110***
19	3000736***	59	3000928***	99	3000892***
20	3000507***	60	3001169***	100	3001659***
21	3001254***	61	3000867***	101	1909143***
22	3001254***	62	1685376***	102	3002107***
23	3000733***	63	3001462***	103	3001844***
24	3001213***	64	3001308***	104	3002027***
25	3000688***	65	3001474***	105	3001471***
26	3000893***	66	3001323***	106	1494873***
27	3000772***	67	3001433***	107	3000504***
28	3000799***	68	3000937***	108	3002032***
29	3001621***	69	3000306***	109	3000427***
30	3000839***	70	3001294***	110	3001987***
31	1307887***	71	3001448***	111	3002005***
32	3001163***	72	3001073***	112	3002086***
33	3001146***	73	3001293***	113	3001040***
34	3000829***	74	3001154***	114	3001170***
35	3001622***	75	3001303***	115	3002034***
36	3001712***	76	3001311***	116	1305786***
37	3001587***	77	3001252***	117	3002014***
38	3000891***	78	1214412***	118	3000196***
39	3001726***	79	3000456***	119	3001257***
40	3001678***	80	3000887***	120	3001218***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	3001219***	161	3001559***	201	3001388***
122	3001305***	162	3001721***	202	3001379***
123	3001216***	163	3001326***	203	3000311***
124	3001327***	164	3001809***	204	3001297***
125	3001170***	165	3001961***	205	3000924***
126	3000699***	166	3000307***	206	3001492***
127	3001481***	167	3000209***	207	3001601***
128	3001499***	168	1133694***	208	2103783***
129	3001392***	169	3000989***	209	3001593***
130	3001481***	170	3001150***	210	3001540***
131	3001114***	171	3001618***	211	3001417***
132	3001485***	172	3001643***	212	3001602***
133	3001425***	173	3001647***	213	3000417***
134	3000670***	174	3001586***	214	3001620***
135	3001404***	175	3001613***	215	3001591***
136	3001455***	176	3001399***	216	3001124***
137	3000888***	177	3001680***	217	3001630***
138	3000972***	178	3001177***	218	3001620***
139	3000903***	179	3001424***	219	3001571***
140	3000884***	180	3001642***	220	3001636***
141	14***	181	3001681***	221	3001318***
142	12***	182	1224411***	222	3001429***
143	13***	183	3001365***	223	3001614***
144	14***	184	3001527***	224	3001597***
145	12***	185	3001010***	225	16***
146	20***	186	3000762***	226	15***
147	14***	187	3001375***	227	15***
148	15***	188	3001294***	228	13***
149	16***	189	3001355***	229	12***
150	3001443***	190	3001359***	230	21***
151	3001006***	191	3001267***	231	16***
152	3001531***	192	3001150***	232	15***
153	3001318***	193	3001380***	233	13***
154	3001514***	194	3000287***	234	21***
155	3001545***	195	3001073***	235	16***
156	3001241***	196	3001292***	236	21***
157	3001552***	197	3001323***	237	23***
158	3001531***	198	3001399***	238	22***
159	30***	199	3001271***	239	22***
160	28***	200	3001350***	240	21***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	21***	271	3001554***
242	21***	272	3001285***
243	16***	273	3001415***
244	21***	274	3001599***
245	20***	275	3001585***
246	20***	276	3001120***
247	23***	277	3001164***
248	23***	278	3001196***
249	24***	279	3000976***
250	16***	280	3001005***
251	22***	281	3001148***
252	24***	282	3001531***
253	22***	283	3000030***
254	24***	284	2110977***
255	16***	285	3001451***
256	23***	286	3001684***
257	25***	287	3000827***
258	25***	288	3001691***
259	25***	289	3001684***
260	26***	290	3001240***
261	3000604***	291	3000771***
262	20***	292	3001295***
263	3000712***	293	3001278***
264	3000389***	294	3001292***
265	3000487***	295	3001136***
266	3000614***	296	3001359***
267	30***	297	3001019***
268	3000641***	298	3001372***
269	3001528***	299	3001381***
270	3001465***	300	3001063***

Exhibit C

Exceptions

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Provided Information
142	12***	Performance Guarantee %	0.0%	95.0%
142	12***	PeGu Payout Frequency	0	Annual
148	15***	Performance Guarantee %	0.0%	95.0%
148	15***	PeGu Payout Frequency	0	Annual
193	3001380***	Annual Escalator (%)	2.99%	2.90%
225	16***	Estimated Solar Generation Year 1 (kWh)	9,904	9,788
233	13***	Performance Guarantee %	0.0%	95.0%
233	13***	PeGu Payout Frequency	0	Annual
235	16***	Performance Guarantee %	0.0%	95.0%
235	16***	PeGu Payout Frequency	0	Annual
246	20***	Actual PTO Date	2/23/2012	2/1/2012
291	3000771***	PBI Rate ($/kWh)	$0.054	$0.008
299	3001381***	Annual Escalator (%)	2.99%	2.90%

C-1